Description of Business	12 Months Ended
Dec. 31, 2017
Organization Consolidation And Presentation Of Financial Statements [Abstract]
DESCRIPTION OF BUSINESS

NOTE 1: DESCRIPTION OF BUSINESS

Navios Maritime Midstream Partners L.P. (“Navios Midstream” or the “Company”) (NYSE: NAP), was formed in The Republic of the Marshall Islands on October 13, 2014. Navios Maritime Midstream Partners GP LLC (the “General Partner”), a Marshall Islands limited liability company and wholly-owned subsidiary of Navios Maritime Acquisition Corporation (“Navios Acquisition”), was also formed on that date to act as the General Partner of Navios Midstream and receive a 2.0% general partner interest.

In connection with the initial public offering (“IPO”) of Navios Midstream in November 2014, Navios Midstream acquired all of the outstanding shares of capital stock of four of Navios Acquisition’s vessel-owning subsidiaries (Shinyo Ocean Limited, Shinyo Kannika Limited, Shinyo Kieran Limited and Shinyo Saowalak Limited) in exchange for: (i) all of the estimated net proceeds from the IPO amounting to $110,403; (ii) $104,451 of the $126,000 borrowings under Navios Midstream’s new credit facility; (iii) 9,342,692 subordinated units and 1,242,692 common units; and (iv) 381,334 general partner units, representing a 2.0% general partner interest in Navios Midstream, and all of the incentive distribution rights in Navios Midstream, to our General Partner.

On or prior to the closing of the IPO, Navios Midstream entered into the following agreements: a) a share purchase agreement with Navios Acquisition pursuant to which Navios Midstream will have options, exercisable at any time during a two-year period until November 18, 2016, to acquire the capital stock of up to seven of its subsidiaries that own seven VLCCs (“Very Large Crude Carriers”) and the related time charters; b) a management agreement (the “Management Agreement”) with Navios Tankers Management Inc. (the “Manager”), a subsidiary of Navios Maritime Holdings Inc. (“Navios Holdings”), pursuant to which the Manager provides Navios Midstream commercial and technical management services; c) an administrative services agreement (the “Administrative Services Agreement”) with the Manager pursuant to which the Manager provides Navios Midstream administrative services; and d) an omnibus agreement with Navios Holdings, Navios Acquisition, Navios Maritime Partners L.P. (“Navios Partners”) and the General Partner governing, among other things, when Navios Midstream, Navios Holdings, Navios Acquisition and Navios Partners may compete against each other as well as rights of first offer on VLCCs, crude oil tankers, refined petroleum product tankers, chemical tankers and liquefied petroleum gas (“LPG”) tankers.

In June 2015, Navios Midstream exercised its option to acquire the shares of the vessel-owning subsidiaries of the Nave Celeste and the C. Dream from Navios Acquisition for an aggregate purchase price of $100,000. The aggregate purchase price consisted of 1,592,920 subordinated Series A Units, issued to Navios Acquisition, and $73,000 cash consideration. The rights and terms of the subordinated Series A Units are substantially similar to those of the subordinated units in terms of rights such as voting and distributions; provided, however, the subordinated Series A Units are senior in preference in liquidation to the subordinated units and unlike the subordinated units that convert at the end of the subordination period (as such period is determined pursuant to the partnership agreement), all of the outstanding subordinated Series A Units will automatically convert into common units on a one-for-one basis on the earlier of (i) June 18, 2018, or (ii) the Liquidation Date, as defined in the partnership agreement.

Navios Midstream’s principal activity is to own, operate and acquire crude oil tankers under long-term employment contracts as well as refined petroleum product tankers, chemical tankers, and LPG tankers under long-term employment contracts. The Company intends to charter the vessels under long-term employment contracts to international oil companies, refiners, and large vessel operators.

On November 16, 2017, in accordance with the terms of the Partnership Agreement all of the issued and outstanding 9,342,692 subordinated units converted into common units on a one-for-one basis. Following their conversion into common units, these units will have the same distribution rights as all other common units. Following the conversion of subordinated units into common units the capital allocated to subordinated unitholders was reclassified to the capital of common unitholders.

As of December 31, 2017, there were outstanding: 19,354,498 common units, no subordinated units, 1,592,920 subordinated Series A Units and 427,499 general partnership units. As of December 31, 2017, Navios Acquisition owned a 58.97% limited partner interest in Navios Midstream, which included a 2.0% general partner interest.

As of December 31, 2017, the Company owned six VLCCs.